(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Conventional Tankers [Member] | Disposal Group, Not Discontinued Operations [Member]
Summary of Net (Loss) Income from Discontinued Operations
The following table summarizes the pretax profit and components thereof for the SPT Explorer, Navigator Spirit, Fuji Spirit and Kilimanjaro Spirit for the periods presented in the consolidated statements of income, while these vessels were owned by the Partnership:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Revenues	8,030	30,230	33,566
Voyage expenses	(435)	(2,326)	(5,373)
Vessel operating expenses	(1,340)	(6,234)	(5,906)
Depreciation and amortization	—	(6,583)	(6,680)
General and administrative	(1)	(11)	(8)
Income from vessel operations	6,254	15,076	15,599
Interest expense	(142)	(1,007)	(902)
Foreign currency exchange loss	(4)	(7)	(6)
Other expense - net	—	—	(4)
Net income before income tax expense	6,108	14,062	14,687